INCOME TAXES Effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Income Tax Disclosure [Abstract]
Profit before tax times statutory rate	$ 319	$ 281	$ 316
State income taxes, net of federal benefit	7	2	23
Non-U.S. income taxed at different rates	(14)	20	(18)
Change in unrecognized tax benefits	(8)	(35)	(6)
Foreign-derived intangible income deduction	(47)	(41)	(46)
Realized loss on divestiture	0	(104)	0
Excess tax benefits from stock-based compensation	(4)	(14)	(19)
Other, net	(21)	(10)	0
Provision for income taxes	$ 232	$ 99	$ 250
Effective tax rate (in hundredths)	15.30%	7.40%	16.60%
Effective Income Tax Rate Reconciliation, Tax Settlement, Amount		$ 30